Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Basic And Diluted [Line Items]
Weighted average number of shares, Recognition and Retention Plan	625,555	642,008	612,097
Weighted average number of shares, treasury stock	1,879,440	2,223,306	1,964,825
Stock Options [Member]
Earnings Per Share Basic And Diluted [Line Items]
Stock options having antidilutive effect on earnings per share	13,101	483,696	752,188